Description of Organization and Business Operations (Details) - 2 - USD ($)																		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 20, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Nov. 06, 2023	Oct. 07, 2023	Sep. 07, 2023	Sep. 06, 2023	Aug. 30, 2023	Aug. 17, 2023	Aug. 10, 2023	Jun. 07, 2023	Mar. 06, 2023	Sep. 13, 2021	Sep. 07, 2021	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 16, 2022
Description of Organization and Business Operations [Line Items]
Avila payment, description																		1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.			1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Maximum borrowing capacity of related party promissory note												$ 480,000
Sponsor advance																		$ 470,000			$ 420,000
Investment of cash into trust account	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000										$ 1,175,644	$ 80,000		$ 560,000
Number of shares redemption in exchange (in Shares)										1,847,662								1,847,662			1,847,662
Redemption payment										$ 19,208,848					$ 215,621,387						$ 19,208,848
Common stock redeemed (in Shares)															21,151,393
Excise tax payable																		$ 2,348,302			$ 2,348,302
Percentage of excise tax																		1.00%			1.00%
Cash																		$ 53,377	$ 50,931			$ 171,583
Working capital deficit																		4,655,624			3,571,000
Loan payable																		$ 163,000			$ 163,000
Repaid amount																$ 6,000	$ 157,000
Price of warrant (in Dollars per share)												$ 1						$ 11.5			$ 11.5
Sponser fund fees																		$ 200,000			$ 600,000
Sponsor loaned																		$ 200,000			$ 600,000
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Shares issued, price per share (in Dollars per share)												$ 1
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Per share amount to be maintained in the trust account (in Dollars per share)																		$ 10.05			$ 10.05
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Per share amount to be maintained in the trust account (in Dollars per share)																		10.05			10.05
Capital Call [Member]
Description of Organization and Business Operations [Line Items]
Payments for fees											$ 1,000,000
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Shares issued, price per share (in Dollars per share)										$ 0.02								$ 0.02		$ 0.02	$ 0.02
Investment of cash into trust account																		$ 20,000			$ 20,000
Redemption payment															$ 215,621,387
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Investment of cash into trust account	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000
Avila [Member]
Description of Organization and Business Operations [Line Items]
Other expenses													$ 300,000
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Sponsor advance																		$ 200,000
Principal amount												$ 480,000
Offering cost																					25,000
Sponsor loaned																					$ 600,000
Initial Public Offering [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Maximum borrowing capacity of related party promissory note												480,000
Sponsor advance												480,000
Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Sponsor advance												480,000
Sponsor principal amount							$ 480,000					480,000
Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Maximum borrowing capacity of related party promissory note												480,000
Sponsor advance												480,000
Sponsor principal amount												480,000
Principal amount												$ 480,000
Price of warrant (in Dollars per share)												$ 1
Inflation Reduction Act 2022 [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax on repurchase of shares																							1.00%
Percentage of fair market value of shares																		1.00%			1.00%
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Redemption payment									$ 19,208,848									$ 19,208,848
Common stock redeemed (in Shares)									1,847,662
Trust Account Assets [Member]
Description of Organization and Business Operations [Line Items]
Minimum share price of the residual assets remaining available for distribution (in Dollars per share)																		$ 10.05			$ 10.05
IPO [Member]
Description of Organization and Business Operations [Line Items]
Shares issued, price per share (in Dollars per share)										$ 0.02				$ 0.02				$ 10.05			$ 10.05
Investment of cash into trust account										$ 20,000				$ 20,000				$ 241,200,000		$ 20,000	$ 241,200,000
Cash																		$ 53,377			$ 0